Equity - Common Shares (Details) € / shares in Units, € in Thousands		12 Months Ended
	Jan. 31, 2022 EUR (€) shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Jan. 31, 2022 $ / shares	Jan. 31, 2022 € / shares	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of common shares issued (in shares)	4,479,088
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs | €	€ 15,000
Share price | (per share)					$ 3.73	€ 3.35
Common shares
Disclosure of classes of share capital [line items]
Par value per share (in euros per share) | € / shares		€ 0.12	€ 0.12	€ 0.12
Increase (decrease) in number of ordinary shares issued			4,998,000
Authorized but unissued share capital | €		€ 6,000	€ 6,713	€ 6,772
Number of shares issued and fully paid		29,000,137	27,595,835	22,567,971			22,118,000